Assets subject to lien and assets acquired through foreclosures_Details of securities lent (Details) - KRW (₩)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition
Loaned securities
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 50,139,000,000	₩ 170,256,000,000
Nature of financial assets transferred during period which do not qualify for derecognition	Securities loaned are lending of specific securities to borrowers who agree to return the same quantity of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.	Securities loaned are lending of specific securities to borrowers who agree to return the same quantity of the same security at the end of lending period. As the Group does not derecognize these securities, there are no liabilities recognized through such transactions relates to securities loaned.
Korean treasury, corporate bonds and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 50,139,000,000	₩ 0
Loaned to	Korea Securities Finance Corporation
Korean treasury and government bonds and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 0	₩ 170,256,000,000
Loaned to		Korea Securities Finance Corporation and others